FINANCIAL ASSETS AND LIABILITIES - Foreign Exchange Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) DerivativeInstrument
Not designated as hedging instruments - economic hedges | Currency swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 581
Number of derivatives instruments outstanding | DerivativeInstrument		0
Not designated as hedging instruments - economic hedges | Currency swaps | Maximum
Derivatives, Fair Value [Line Items]
Term of contract	1 year
Derivative instruments in cash flow hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Net gains from derivatives	$ 4	$ 0
Deferred net loss/ profit on derivatives reclassified to net income	$ 4
Derivative instruments in cash flow hedges | Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Maximum length of time hedged	1 year
Weighted average remaining maturity	6 months
Derivative instruments in cash flow hedges | Designated as hedging instruments | Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Notional amount	$ 213	$ 0